Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Property and equipment, net, gross	$ 176,495	$ 161,125
Less - accumulated depreciation	(83,253)	(57,751)
Total property and equipment, net	93,242	103,374
Laboratory equipment & other [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, gross	151,065	139,093
Computers [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, gross	7,180	3,782
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, gross	5,204	5,204
Furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, net, gross	$ 13,046	$ 13,046